BUSINESS ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

NOTE 4 – BUSINESS ACQUISITION

On February 10, 2022, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with MySpray Therapeutics Inc. (“MySpray”), a Saskatchewan, Canadian corporation, Nichol Martinuik (“Martinuik”) and Rachel Martinuik (“R. Martinuik”), the sole officers, directors, and shareholders of MySpray, Qatar Consulting Inc. & Company (“Qatar”), Broadway Creative Consultants Corp. (“Broadway”), and David Lazar (“Lazar”), as the sole officer and director of the Company and the managing member of Activist Investing LLC (“Activist”). Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of MySpray was exchanged for (i) 51,110,500 shares of common stock of the Company at the Closing, and (ii) an additional 569,889,500 shares of common stock of ADOB, to be issued upon the increase in authorized shares of common stock of ADOB to 20,000,000, each of which is to be issued to Martinuik, R. Martinuik, Qatar, Broadway, and Activist, pro-rata, in accordance with the Share Exchange Agreement. As of the date of this Report, none of the 569,889,500 shares had been issued. The former stockholders of MySpray will acquire a majority of the issued and outstanding common stock as a result of the share exchange transaction. The transaction has been accounted for as a recapitalization of the Company, whereby MySpray is the accounting acquirer.

For the acquisition of MySpray the following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Common stock, 621,000,000 shares of the Company restricted common stock valued at $0.001 per share	$621,000
Net liabilities assumed	62,777
Fair value of total consideration paid	$683,777

Net assets acquired and liabilities assumed

Cash and cash equivalents	$30,542
Accounts receivable	595
Inventory	53,431
Other assets	1,409
Total assets	$85,977

Accounts payable and accrued liabilities	117,214
Government of Canada loan	31,540
Total liabilities	148,754

Net liabilities assumed	$62,777

The Company has allocated the fair value of the total consideration paid of $547,022 to goodwill and $136,755 to intangible assets with a life of three years. The value of goodwill represents MySpray’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill at February 10, 2022.

NOTE 4 – BUSINESS ACQUISITION

On February 10, 2022, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with MySpray Therapeutics Inc. (“MySpray”), a Saskatchewan, Canadian corporation, Nichol Martinuik (“Martinuik”) and Rachel Martinuik (“R. Martinuik”), the sole officers, directors, and shareholders of MySpray, Qatar Consulting Inc. & Company (“Qatar”), Broadway Creative Consultants Corp. (“Broadway”), and David Lazar (“Lazar”), as the sole officer and director of the Company and the managing member of Activist Investing LLC (“Activist”). Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of MySpray was exchanged for (i) 51,110,500 shares of common stock of the Company at the Closing, and (ii) an additional 569,889,500 shares of common stock of ADOB, issued upon the increase in authorized shares of common stock of ADOB to 20,000,000, each of which is to be issued to Martinuik, R. Martinuik, Qatar, Broadway, and Activist, pro-rata, in accordance with the Share Exchange Agreement. As of the date of this Report, none of the 569,889,500 shares had been issued. The former stockholders of MySpray acquired a majority of the issued and outstanding common stock as a result of the share exchange transaction. The transaction has been accounted for as a recapitalization of the Company, whereby MySpray is the accounting acquirer.

For the acquisition of MySpray the following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Common stock, 621,000,000 shares of the Company restricted common stock valued at $0.001 per share	$621,000
Net liabilities assumed	62,777
Fair value of total consideration paid	$683,777

Net assets acquired and liabilities assumed

Cash and cash equivalents	$30,542
Accounts receivable	595
Inventory	53,431
Other assets	1,409
Total assets	$85,977

Accounts payable and accrued liabilities	117,214
Government of Canada loan	31,540
Total liabilities	148,754

Net liabilities assumed	$62,777

The Company has allocated the fair value of the total consideration paid of $547,022 to goodwill and $136,755 to intangible assets with a life of three years. The value of goodwill represents MySpray’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill at February 10, 2022.